Average Annual Total Returns{- Fidelity Focused High Income Fund} - 04.30 Fidelity Capital & Income Fund, High Income Fund, & Focused High Income Fund Combo PRO-12 - Fidelity Focused High Income Fund	Fidelity Focused High Income Fund Return Before Taxes Past 1 year	Fidelity Focused High Income Fund Return Before Taxes Past 5 years	Fidelity Focused High Income Fund Return Before Taxes Past 10 years	Fidelity Focused High Income Fund After Taxes on Distributions Past 1 year	Fidelity Focused High Income Fund After Taxes on Distributions Past 5 years	Fidelity Focused High Income Fund After Taxes on Distributions Past 10 years	Fidelity Focused High Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Focused High Income Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Focused High Income Fund After Taxes on Distributions and Sales Past 10 years	ML039 Past 1 year	ML039 Past 5 years	ML039 Past 10 years
Total	3.14%	5.26%	5.33%	1.62%	3.46%	3.18%	1.84%	3.24%	3.18%	4.19%	6.33%	6.76%